Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Summary of Customers with Greater than 10% of Accounts Receivables And Amounts Due From Related Parties
The following table summarized customers with greater than 10% of the accounts receivables, including accounts receivable from related parties:

	As of
	December 31, 2020	December 31, 2021
Customer A — advertising platform	13%	*
Customer B — advertising and marketing customer	*	11%
Customer C — advertising and marketing customer (related party – Note 21)	23%	14%
Customer D — advertising and marketing customer	*	22%

*	Less than 10%